Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Sep. 07, 2023	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance, maximum percentage		14.00%	14.00%
Share-based compensation expense | $		$ 1,917		$ 2,378	$ 3,826
Purchase price (cad and usd per share) | $ / shares			$ 2.25
Expiration period, granted	60 months	60 months	60 months
Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with parties other than employees		$ 638	$ 473
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested		3 years	3 years
Granted (in shares)		403,200	403,200	0	0
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance (in shares)		10,419,354	10,419,354
Compensation Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		536,693	536,693
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested		1 year	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested		3 years	3 years